Income Taxes - Schedule of Income Before Income Taxes ( (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Domestic	$ (13,930)	$ (11,276)
Foreign	(4,040)	(3,428)
Income before taxes	$ (17,970)	$ (14,704)